Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Credit Derivatives [Line Items]
Credit protection sold	SFr 160.3	SFr 72.5
Credit protection purchased	148.5	66.1
Other protection purchased	33.9	13.6
Other instruments	9.3	4.2
Total credit derivatives	SFr 352.0	SFr 156.4